Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	In accordance with Item 402(v), below is the tabular disclosure for the Company’s CEOs and the average of our
NEOs other than the CEO for the past four fiscal years.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
							Value of Initial Fixed $100 Investment Based on:

Year	Summary Comp. Table Total for Current CEO ($)(1)	Summary Comp. Table Total for Former CEO ($)	Comp. Actually Paid to Current CEO ($)(2)	Comp. Actually Paid to Former CEO ($)	Average Summary Comp. Table Total for Other NEOs ($)(1)	Average Comp. Actually Paid to Other NEOs ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	GAAP Net Income ($mil.)(5)	PSU OI ($mil.)(5)(6)

2025	9,042,603	—	2,858,316	—	3,494,529	1,909,108	37	141	(1,426)	609
2024	7,142,541	—	4,949,771	—	2,629,204	1,932,465	65	137	(172)	613
2023	6,067,969	10,897,739	5,906,451	8,784,009	2,509,460	2,108,923	78	119	(13)	574
2022	—	12,810,155	—	11,219,259	2,823,990	2,582,913	80	118	(141)	533
2021	—	10,529,261	—	5,240,661	2,816,541	1,954,970	89	118	(69)	472

Company Selected Measure Name	PSU OI
Named Executive Officers, Footnote	2025 CEO is P. Lockwood-Taylor (current); other NEOs are E. Bezerra, C. Atkinson, R. Janish (former), R. Khoury, A. Lennox, and T.
Schmelter (former); 2024 CEO is P. Lockwood-Taylor; other NEOs are E. Bezerra, K. Hanson (former), R. Janish (former), R. Khoury, G.
Quinn (former) and T. Schmelter (former); 2023 CEOs are P. Lockwood-Taylor and M. Kessler (former); other NEOs are E. Bezerra, J.
Dillard (former), S. Andersen (former), K. Hanson (former) and R. Janish (former); 2022 CEO is M. Kessler (former); other NEOs are E.
Bezerra, S. Andersen (former), J. Dillard (former), K. Hanson (former), T. Kingma (former), and R. Silcock (former); 2021 CEO is M.
	Kessler (former); other NEOs are R. Silcock (former), J. Dillard (former), S. Andersen (former), T. Kingma (former) and S. Kochan (former).
Peer Group Issuers, Footnote	Reflects total shareholder return indexed to $100 for the S&P 1500 Consumer Staples Index, which is an industry line index reported in the performance graph included in the Company’s 2025 Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent CAP, as computed in accordance with SEC rules. For all amounts shown in columns (c), the following methods were used to calculate fair value of awards: option awards fair value was determined using a Black-Scholes option-
pricing model; restricted stock units (RSUs) fair value was based on PRGO’s closing stock price on each valuation date, including accrued dividend equivalent units; performance stock units (PSUs) fair value assumes estimated performance results as of the end of each reporting year for financial metrics (adjusted operating income was the performance measure for our 2019, 2020, 2021, 2022, 2023, and 2024 PSUs, free cash flow / net sales for our 2025 PSUs) and a Monte Carlo simulation valuation model for market metrics (which were relative TSR vs. the S&P 500 constituents for 2019, 2020, 2021, 2022, 2023, and 2024 PSUs, and vs. custom comparator group for our 2025 PSUs), in accordance with FASB ASC 718. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the SCT total compensation to determine the CAP values:
Reconciliation of Summary Compensation Table to Compensation Actually Paid for CEO

Fiscal Year	Reported Summary Compensation Table Total Compensation for CEO ($)	(Minus) Summary Compensation Table Reported Total Value of Equity Granted to CEO (a) ($)	Plus Year-End Fair Value of Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End ($)	Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Prior Fiscal Years that are Outstanding and Unvested at Year-End ($)	Plus Fair Value at Vesting Date of Awards Granted and Vested During Year ($)	Plus (Minus) Change in Fair Value from Beginning of the Year to Vesting Date of Awards Granted in Any Prior Fiscal Year That Vested During the Year ($)	(Minus) Fair Value of Any Awards Granted in any Prior Fiscal Year that Fail to Meet Vesting Conditions During the Fiscal Year ($)	Equals CEO Cap ($)

2025	9,042,603	(6,990,564)	3,132,956	(2,436,767)	—	110,087	—	2,858,316
2024	7,142,541	(5,579,670)	4,133,037	(488,549)	—	(257,588)	—	4,949,771
2023 (current)	6,067,969	(4,300,008)	4,138,489	—	—	—	—	5,906,451
2023 (former)	10,897,739	(10,047,050)	5,372,539	(230,666)	2,730,013	665,344	(603,910)	8,784,009
2022	12,810,155	(9,750,016)	9,282,667	(758,252)	—	(219,914)	(145,380)	11,219,259
2021	10,529,261	(7,749,994)	6,504,216	(1,836,722)	—	(1,135,832)	(1,070,268)	5,240,661
Reconciliation of Summary Compensation Table to Compensation Actually Paid for Average
Other NEOs

Fiscal Year	Reported Summary Compensation Table Total for Average Other NEOs ($)	(Minus) Summary Compensation Table Reported Total Value of Equity Granted to Average Other NEOs ($)(1)	Plus Year-End Fair Value of Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End ($)	Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Prior Fiscal Years that are Outstanding and Unvested at Year-End ($)	Plus Fair Value at Vesting Date of Awards Granted and Vested During Year ($)	Plus (Minus) Change in Fair Value from Beginning of the Year to Vesting Date of Awards Granted in Any Prior Fiscal Year That Vested During the Year ($)	(Minus) Fair Value of Any Awards Granted in any Prior Fiscal Year that Fail to Meet Vesting Conditions During the Fiscal Year ($)	Equals Average Other NEOs CAP ($)

2025	3,494,529	(1,793,556)	589,255	(342,235)	63,647	(78,798)	(23,734)	1,909,108
2024	2,629,204	(1,294,898)	995,568	(203,582)	—	(100,128)	(93,699)	1,932,465
2023	2,509,460	(1,411,742)	1,053,612	(44,700)	—	54,504	(52,211)	2,108,923
2022	2,823,990	(1,862,495)	1,530,044	(81,925)	217,254	(25,508)	(18,447)	2,582,913
2021	2,816,541	(1,400,030)	1,110,898	(329,578)	76,203	(159,566)	(159,498)	1,954,970
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards”
	columns in the SCT for the applicable year.
Non-PEO NEO Average Total Compensation Amount	$ 3,494,529	$ 2,629,204	$ 2,509,460	$ 2,823,990	$ 2,816,541
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,909,108	1,932,465	2,108,923	2,582,913	1,954,970
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent CAP, as computed in accordance with SEC rules. For all amounts shown in columns (c), the following methods were used to calculate fair value of awards: option awards fair value was determined using a Black-Scholes option-
pricing model; restricted stock units (RSUs) fair value was based on PRGO’s closing stock price on each valuation date, including accrued dividend equivalent units; performance stock units (PSUs) fair value assumes estimated performance results as of the end of each reporting year for financial metrics (adjusted operating income was the performance measure for our 2019, 2020, 2021, 2022, 2023, and 2024 PSUs, free cash flow / net sales for our 2025 PSUs) and a Monte Carlo simulation valuation model for market metrics (which were relative TSR vs. the S&P 500 constituents for 2019, 2020, 2021, 2022, 2023, and 2024 PSUs, and vs. custom comparator group for our 2025 PSUs), in accordance with FASB ASC 718. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the SCT total compensation to determine the CAP values:
Reconciliation of Summary Compensation Table to Compensation Actually Paid for CEO

Fiscal Year	Reported Summary Compensation Table Total Compensation for CEO ($)	(Minus) Summary Compensation Table Reported Total Value of Equity Granted to CEO (a) ($)	Plus Year-End Fair Value of Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End ($)	Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Prior Fiscal Years that are Outstanding and Unvested at Year-End ($)	Plus Fair Value at Vesting Date of Awards Granted and Vested During Year ($)	Plus (Minus) Change in Fair Value from Beginning of the Year to Vesting Date of Awards Granted in Any Prior Fiscal Year That Vested During the Year ($)	(Minus) Fair Value of Any Awards Granted in any Prior Fiscal Year that Fail to Meet Vesting Conditions During the Fiscal Year ($)	Equals CEO Cap ($)

2025	9,042,603	(6,990,564)	3,132,956	(2,436,767)	—	110,087	—	2,858,316
2024	7,142,541	(5,579,670)	4,133,037	(488,549)	—	(257,588)	—	4,949,771
2023 (current)	6,067,969	(4,300,008)	4,138,489	—	—	—	—	5,906,451
2023 (former)	10,897,739	(10,047,050)	5,372,539	(230,666)	2,730,013	665,344	(603,910)	8,784,009
2022	12,810,155	(9,750,016)	9,282,667	(758,252)	—	(219,914)	(145,380)	11,219,259
2021	10,529,261	(7,749,994)	6,504,216	(1,836,722)	—	(1,135,832)	(1,070,268)	5,240,661
Reconciliation of Summary Compensation Table to Compensation Actually Paid for Average
Other NEOs

Fiscal Year	Reported Summary Compensation Table Total for Average Other NEOs ($)	(Minus) Summary Compensation Table Reported Total Value of Equity Granted to Average Other NEOs ($)(1)	Plus Year-End Fair Value of Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End ($)	Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Prior Fiscal Years that are Outstanding and Unvested at Year-End ($)	Plus Fair Value at Vesting Date of Awards Granted and Vested During Year ($)	Plus (Minus) Change in Fair Value from Beginning of the Year to Vesting Date of Awards Granted in Any Prior Fiscal Year That Vested During the Year ($)	(Minus) Fair Value of Any Awards Granted in any Prior Fiscal Year that Fail to Meet Vesting Conditions During the Fiscal Year ($)	Equals Average Other NEOs CAP ($)

2025	3,494,529	(1,793,556)	589,255	(342,235)	63,647	(78,798)	(23,734)	1,909,108
2024	2,629,204	(1,294,898)	995,568	(203,582)	—	(100,128)	(93,699)	1,932,465
2023	2,509,460	(1,411,742)	1,053,612	(44,700)	—	54,504	(52,211)	2,108,923
2022	2,823,990	(1,862,495)	1,530,044	(81,925)	217,254	(25,508)	(18,447)	2,582,913
2021	2,816,541	(1,400,030)	1,110,898	(329,578)	76,203	(159,566)	(159,498)	1,954,970
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards”
	columns in the SCT for the applicable year.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 37	65	78	80	89
Peer Group Total Shareholder Return Amount	141	137	119	118	118
Net Income (Loss)	$ (1,426,000,000)	$ (172,000,000)	$ (13,000,000)	$ (141,000,000)	$ (69,000,000)
Company Selected Measure Amount	609,000,000	613,000,000	574,000,000	533,000,000	472,000,000
Additional 402(v) Disclosure	TSR assumes an investment of $100 on December 31, 2020 and the reinvestment of any dividends. The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Please see page 60 for a definition of PSU OI, which is a non-GAAP financial measure. Values shown reflect PSU OI as calculated for purposes of our executive compensation program for the applicable reporting year. The value reported for PSU OI for 2024 has been updated here to correct an oversight in the number previously reported. See Appendix A for reconciliation of Adjusted (non-GAAP) to
Reported (GAAP).

P. Lockwood-Taylor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,042,603	$ 7,142,541	$ 6,067,969
PEO Actually Paid Compensation Amount	$ 2,858,316	$ 4,949,771	$ 5,906,451
PEO Name	P. Lockwood-Taylor	P. Lockwood-Taylor	P. Lockwood-Taylor
M. Kessler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,897,739	$ 12,810,155	$ 10,529,261
PEO Actually Paid Compensation Amount			$ 8,784,009	$ 11,219,259	$ 5,240,661
PEO Name			M. Kessler	M. Kessler	M. Kessler
PEO | P. Lockwood-Taylor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,990,564)	$ (5,579,670)	$ (4,300,008)
PEO | P. Lockwood-Taylor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,132,956	4,133,037	4,138,489
PEO | P. Lockwood-Taylor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,436,767)	(488,549)	0
PEO | P. Lockwood-Taylor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | P. Lockwood-Taylor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,087	(257,588)	0
PEO | P. Lockwood-Taylor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | M. Kessler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,047,050)	$ (9,750,016)	$ (7,749,994)
PEO | M. Kessler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,372,539	9,282,667	6,504,216
PEO | M. Kessler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(230,666)	(758,252)	(1,836,722)
PEO | M. Kessler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,730,013	0	0
PEO | M. Kessler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			665,344	(219,914)	(1,135,832)
PEO | M. Kessler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(603,910)	(145,380)	(1,070,268)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,793,556)	(1,294,898)	(1,411,742)	(1,862,495)	(1,400,030)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	589,255	995,568	1,053,612	1,530,044	1,110,898
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(342,235)	(203,582)	(44,700)	(81,925)	(329,578)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,647	0	0	217,254	76,203
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,798)	(100,128)	54,504	(25,508)	(159,566)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,734)	$ (93,699)	$ (52,211)	$ (18,447)	$ (159,498)